Future Minimum Non-cancellable Contractual Revenue - Operating Lease, payments to be received (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 752,489
2027	441,346
2028	302,994
2029	192,393
2030	61,948
2031 and thereafter	132,885
Total	$ 1,884,055